Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 26, 2018
Registrant Name	Innovator ETFs Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Dec. 26, 2018
Document Effective Date	Dec. 26, 2018
Prospectus Date	Jan. 01, 2019
Innovator S&P 500 Buffer ETF January | Innovator S&P 500 Buffer ETF January
Prospectus:
Trading Symbol	BJAN
Innovator S&P 500 Power Buffer ETF January | Innovator S&P 500 Power Buffer ETF January
Prospectus:
Trading Symbol	PJAN
Innovator S&P 500 Ultra Buffer ETF January | Innovator S&P 500 Ultra Buffer ETF January
Prospectus:
Trading Symbol	UJAN